Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Assumptions To Estimate The Fair Value Of Stock Options Granted) (Details)	12 Months Ended
Dec. 31, 2011
Expected weighted-average volatility	40.70%
Expected volatility range, Minimum	35.04%
Expected volatility range, Maximum	57.69%
Risk-free interest rate	2.91%
Stock Option Plans [Member]
Expected dividend yield	0.34%
Expected weighted-average lives of options granted	6.59